INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2017
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2017	2016	2015
Federal	$-	$-	$-
State	-	-	-
PRC	263,025	196,099	833,452
Total current	263,025	196,099	833,452
Federal	-	-	-
State	-	-	-
PRC	(104,784)	30,583	83,388
Total deferred	(104,784)	30,583	83,388
Provision for income tax	$158,241	$226,682	$916,840

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2017		2016		2015

Statutory U.S. tax rate	(34.0%	)	(34.0%	)	34.0%
Effect of PRC Statutory Tax Rate	9.0%		9.0%		(9.0%	)
Less: Valuation Allowance	(27.5%	)	(52.0%	)	22.4%
Deferred Tax Expense	2.4%		8.0%		5.3%
Nondeductible and nontaxable items	(1.3%	)	24.4%		5.5%
Tax expense	3.6%		59.4%		58.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$854,000	$470,200
Accounts receivable allowance	348,800	15,000
Impairment charges	435,400	-
Accrued liabilities	148,600	168,000
Warranty and other	19,300	1,700
Deferred tax assets before valuation allowance	1,806,100	654,900
Less: valuation allowance	(1,806,100)	(654,900)
Net deferred income tax assets	-	-
Deferred tax liability
Temporary differences of revenue recognition	-	(107,609)
Net deferred tax assets (liabilities)	$-	$(107,609)